ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Salary and welfare payable	385,332	410,514	57,665
Accrued liabilities to suppliers	94,510,610	194,166,070	27,274,346
Other tax payable	10,461,217	23,150,849	3,251,980
Supplier deposit for quality	2,305,592	2,678,737	376,280
Service fee	58,320	-	-
Others	1,146,400	1,442,104	202,571
Total	108,867,471	221,848,274	31,162,842